UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-08822

Capital Management Investment Trust

(Exact name of registrant as specified in charter)

4300 Shawnee Mission Parkway, Suite 100, Fairway, KS	66205
(Address of principal executive offices)	(Zip code)

CT Corporation System

155 Federal Street

Suite 700

Boston, MA 02110

(Name and address of agent for service)

With Copies To:

John H. Lively

Practus, LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

Registrant’s telephone number, including area code: 888.626.3863

Date of fiscal year end: 11/30/2019

Date of reporting period: 05/31/2019

ITEM 1.	REPORTS TO SHAREHOLDERS

The Semi-Annual report to Shareholders for the period ended May 31, 2019 pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1) is filed herewith.

Semi-Annual Report 2019

Wellington Shields All-Cap Fund

Wellington Shields Small-Cap Fund

May 31, 2019

Capital Management

Investment Trust

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Capital Management Funds (the “Funds”). This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Funds nor the Funds’ distributor is a bank.

Distributor: Wellington Shields & Co., LLC, 140 Broadway, 44th Floor, New York, NY 10005, Phone 1-212-320-3000.

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Capital Management Funds’ shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports from a Capital Management Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive all future reports in paper free of charge. You can inform a Capital Management Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an e-mail request. Your election to receive reports in paper will apply to all funds held with the Capital Management Fund complex/your financial intermediary.

Capital Management Funds (Unaudited)

Wellington Shields All-Cap Fund

An investment in the Wellington Shields All-Cap Fund (the “All-Cap Fund”) is subject to investment risks, including the possible loss of some or all of the principal invested. There can be no assurance that the All-Cap Fund will be successful in meeting its investment objective. The All-Cap Fund is intended for aggressive investors seeking above-average gains and willing to accept the risks involved in investing in equity securities.

Since the All-Cap Fund’s investment strategy utilizes equity securities, short-term investment instruments, derivative instruments and short sales, the Fund has some exposure to the risks associated with each of these investments. Investment in the Fund is subject to the following risks: large-cap securities risk, mid-cap securities risk, small-cap securities risk, derivative instruments risk and short sales risk. More information about these risks and other risks can be found in the All-Cap Fund’s prospectus.

Wellington Shields Small-Cap Fund

An investment in the Wellington Shields Small-Cap Fund (the “Small-Cap Fund”) is subject to investment risks, including the possible loss of some or all of the principal invested. There can be no assurance that the Small-Cap Fund will be successful in meeting its investment objective. The Small-Cap Fund is intended for aggressive investors seeking above-average gains and willing to accept the risks involved in investing in the securities of small-cap companies.

Since the Small-Cap Fund’s investment strategy utilizes equity securities (concentrating on small-cap company securities), short-term investment instruments, derivative instruments, and short sales, the Fund has some exposure to the risks associated with each of these investments. Investment in the Fund is subject to, among other things, small-cap securities risk, derivative instruments risk and short sales risk. More information about these risks and other risks can be found in the Small-Cap Fund’s prospectus.

The performance information quoted in this Semi-Annual Report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by calling
1-888-626-3863.

An investor should consider the investment objectives, risks and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the Funds. A copy of the prospectus is available by calling Shareholder Services at 1-888-626-3863. The prospectus should be read carefully before investing.

Stated performance in the Funds was achieved at some or all points during the year by waiving or reimbursing part of those Funds’ total expenses to ensure shareholders did not absorb expenses significantly greater than the industry norm.

This Semi-Annual Report was first distributed to shareholders on or about July 30, 2019.

Capital Management Funds

Fund Expense Example (Unaudited)

As a shareholder of the Funds, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of each table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The last line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments. Therefore, the last line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

All–Cap Institutional Class Shares Expense Example	Beginning Account Value December 1, 2018	Ending Account Value May 31, 2019	Expenses Paid During Period(a)
Actual (-0.71%)	$1,000.00	$992.86	$7.45
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.45	$7.54

Small–Cap Institutional Class Shares Expense Example	Beginning Account Value December 1, 2018	Ending Account Value May 31, 2019	Expenses Paid During Period(b)
Actual (-8.53%)	$1,000.00	$914.75	$7.16
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.46	$7.54

(a) Expenses are equal to the All-Cap Fund’s annualized expense ratios of 1.50% for the Institutional Class Shares, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

(b) Expenses are equal to the Small-Cap Fund’s annualized expense ratios of 1.50% for the Institutional Class Shares, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

Capital Management Funds

Fund Expense Example (Unaudited) (continued)

Total Fund operating expense ratios as stated in the Funds’ current prospectus dated March 29, 2019 were as follows:
Wellington Shields All-Cap Fund Institutional Shares, gross of fee waivers and/or expense reimbursements	1.61%
Wellington Shields All-Cap Fund Institutional Shares, after waivers and/or reimbursements *	1.51%
Wellington Shields Small-Cap Fund Institutional Shares, gross of fee waivers and/or expense reimbursements	1.91%
Wellington Shields Small-Cap Fund Institutional Shares, after waivers and/or reimbursements *	1.51%

* Capital Management Associates, Inc. (the “Advisor”) has entered into a contractual agreement with the All-Cap Fund and Small-Cap Fund (collectively, the “Funds”) under which it has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, payments, if any, under a Rule 12b-1 Plan, and Acquired Fund Fees and Expenses) to not more than 1.50%. Each waiver or reimbursement of an expense by the Advisor is subject to repayment by the Funds within three fiscal years following the fiscal year in which the expense was incurred, provided the Funds are able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The contractual agreement cannot be terminated prior to April 1, 2020 without the approval of the Board of Trustees of Capital Management Investment Trust (the “Trust”). Total Gross Operating Expenses during the six month period ended May 31, 2019 were 1.55% and 1.89% for the All-Cap Fund Institutional Shares and Small-Cap Fund Institutional Shares, respectively. Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Notes 3 & 4) sections of this report for expense related disclosure during the six month period ended May 31, 2019.

For more information on Fund expenses, please refer to the Funds’ prospectus, which can be obtained from your investment representative or by calling 1-888-626-3863. Please read it carefully before you invest or send money.

Wellington Shields All-Cap Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2019 (Unaudited)

	Shares	Value

Common Stocks - 85.07%

Aerospace & Defense - 6.58%
Harris Corp.	5,000	$935,950
Raytheon Co.	5,250	916,125
		1,852,075
Banks - 4.77%
First Republic Bank	5,100	494,802
JPMorgan Chase & Co.	8,000	847,680
		1,342,482
Biotechnology - 2.73%
* Illumina, Inc.	2,500	767,275

Commercial Services - 6.08%
Cintas Corp.	3,000	665,490
* PayPal Holdings, Inc.	5,000	548,750
* Worldpay, Inc. - Class A	4,100	498,724
		1,712,964
Computers - 1.45%
Accenture PLC - Class A	2,300	409,561

Diversified Financial Services - 7.79%
BlackRock, Inc.	1,100	457,116
CME Group, Inc.	3,800	730,056
Mastercard, Inc. - Class A	4,000	1,005,960
		2,193,132
Healthcare - Products - 7.88%
Becton Dickinson and Co.	3,300	770,352
* Edwards Lifesciences Corp.	3,800	648,660
Thermo Fisher Scientific, Inc.	3,000	800,940
		2,219,952
Insurance - 2.60%
Fidelity National Financial, Inc.	19,000	732,450

Internet - 7.84%
* Alibaba Group Holding Ltd. - ADR	3,500	522,410
* Alphabet, Inc. - Class A	550	608,575
* Alphabet, Inc. - Class C	92	101,534
* Amazon.com, Inc.	550	976,289
		2,208,808

See Notes to Financial Statements.

Wellington Shields All-Cap Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2019 (Unaudited)

	Shares	Value

Common Stocks - 85.07% (continued)

Media - 3.52%
Walt Disney Co.	7,500	$990,300

Mining - 2.20%
Wheaton Precious Metals Corp.	28,000	618,800

Office & Business Equipment - 2.44%
* Zebra Technologies Corp.	4,000	685,760

Oil & Gas - 2.27%
Pioneer Natural Resources Co.	4,500	638,820

Pharmaceuticals - 4.70%
CVS Health Corp.	12,000	628,440
Eli Lilly & Co.	6,000	695,640
		1,324,080
Pipelines - 4.82%
* Cheniere Energy, Inc.	6,000	379,080
Kinder Morgan, Inc.	49,000	977,550
		1,356,630
Private Equity - 2.39%
Apollo Global Management LLC	9,500	279,395
Blackstone Group LP	10,400	393,640
		673,035
REITS - 2.27%
Weyerhaeuser Co.	28,000	638,400

Retail - 2.15%
Lowe’s Cos., Inc.	6,500	606,320

Software - 9.24%
Microsoft Corp.	8,000	989,440
* salesforce.com, Inc.	6,500	984,165
* ServiceNow, Inc.	2,400	628,632
		2,602,237

See Notes to Financial Statements.

Wellington Shields All-Cap Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2019 (Unaudited)

	Shares	Value

Common Stocks - 85.07% (continued)

Telecommunications - 1.35%
Verizon Communications, Inc.	7,000	$380,450

Total Common Stocks (Cost $19,785,719)		23,953,531

Investment Companies - 13.67%
** First American Treasury Obligations Fund - Class X, 2.31%	3,850,086	3,850,086

Total Investment Companies (Cost $3,850,086)		3,850,086

Total Investments (Cost $23,635,805) - 98.74%		$27,803,617
Other Assets in Excess of Liabilities, net - 1.26%		355,537
Net Assets - 100.00%		$28,159,154

*	Non-income producing investment.

**	Rate shown represents the 7-day yield at May 31, 2019 which is subject to change and resets daily.

The following abbreviation is used in this portfolio:

ADR - American Depositary Receipt

LLC - Limited Liability Company

LP - Limited Partnership

Ltd. - Limited

PLC - Public Limited Company

REITS - Real Estate Investment Trusts

See Notes to Financial Statement.

Wellington Shields All-Cap Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2019 (Unaudited)

	% of Net
Industry	Assets	Value

Aerospace & Defense	6.58%	$1,852,075
Banks	4.77%	1,342,482
Biotechnology	2.73%	767,275
Commercial Services	6.08%	1,712,964
Computers	1.45%	409,561
Diversified Financial Services	7.79%	2,193,132
Healthcare - Products	7.88%	2,219,952
Insurance	2.60%	732,450
Internet	7.84%	2,208,808
Investment Companies	13.67%	3,850,086
Media	3.52%	990,300
Mining	2.20%	618,800
Office & Business Equipment	2.44%	685,760
Oil & Gas	2.27%	638,820
Pharmaceuticals	4.70%	1,324,080
Pipelines	4.82%	1,356,630
Private Equity	2.39%	673,035
REITS	2.27%	638,400
Retail	2.15%	606,320
Software	9.24%	2,602,237
Telecommunications	1.35%	380,450
Total	98.74%	$27,803,617

See Notes to Financial Statement.

Wellington Shields Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2019 (Unaudited)

	Shares	Value

Common Stocks - 76.82%

Banks - 2.88%
Bryn Mawr Bank Corp.	10,000	$365,600

Building Materials - 2.36%
* Trex Co., Inc.	5,000	299,100

Chemicals - 3.01%
Stepan Co.	4,500	381,870

Commercial Services - 4.45%
* AMN Healthcare Services, Inc.	7,500	363,300
EVERTEC, Inc.	7,000	200,620
		563,920
Computers - 12.73%
* ExlService Holdings, Inc.	6,500	385,190
* Lumentum Holdings, Inc.	5,000	202,350
* Mercury Systems, Inc.	10,000	687,600
* Virtusa Corp.	8,000	339,200
		1,614,340
Distribution & Wholesale - 5.64%
H&E Equipment Services, Inc.	18,000	437,580
* ScanSource, Inc.	9,500	277,495
		715,075
Electronics - 5.15%
KEMET Corp.	15,000	238,500
* OSI Systems, Inc.	4,000	414,360
		652,860
Energy - Alternate Sources - 3.29%
* TPI Composites, Inc.	20,000	417,000

Engineering & Construction - 3.49%
Granite Construction, Inc.	11,000	442,090

Healthcare - Products - 3.26%
* Merit Medical Systems, Inc.	8,000	413,040

Healthcare - Services - 3.25%
Encompass Health Corp.	7,000	412,440

See Notes to Financial Statement.

Wellington Shields Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2019 (Unaudited)

	Shares	Value

Common Stocks - 76.82% (continued)

Home Builders - 2.69%
* LGI Homes, Inc.	5,000	$341,000

Housewares - 2.83%
Scotts Miracle-Gro Co.	4,000	358,120

Machinery - Diversified - 7.73%
Applied Industrial Technologies, Inc.	6,500	353,145
* Chart Industries, Inc.	3,500	268,205
* Ichor Holdings Ltd.	17,000	358,700
		980,050
Oil & Gas - 1.92%
* Penn Virginia Corp.	8,000	244,000

Real Estate - 3.55%
McGrath RentCorp	8,000	449,840

Retail - 3.10%
Cracker Barrel Old Country Store, Inc.	2,500	392,725

Telecommunications - 5.49%
* Iridium Communications, Inc.	32,500	696,475

Total Common Stocks (Cost $8,499,229)		9,739,545

See Notes to Financial Statement.

Wellington Shields Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2019 (Unaudited)

	Shares	Value

Exchange-Traded Funds - 5.70%

Equity Funds - 5.70%
Invesco S&P SmallCap Health Care ETF	4,100	$441,488
VanEck Vectors Junior Gold Miners ETF	9,500	280,535

Total Exchange-Traded Funds (Cost $826,418)		722,023

Investment Companies - 17.12%
** First American Treasury Obligations Fund - Class X, 2.31%	2,170,592	$2,170,592

Total Investment Companies (Cost $2,170,592)		2,170,592

Total Investments (Cost $11,496,239) - 99.64%		12,632,160
Other Assets in Excess of Liabilities, net - 0.36%		45,662
Net Assets - 100.00%		$12,677,822

*	Non-income producing investment.

**	Rate shown represents the 7-day yield at May 31, 2019 which is subject to change and resets daily.

The following abbreviations are used in this portfolio:

ETF - Exchange-Traded Fund

Ltd. - Limited

See Notes to Financial Statement.

Wellington Shields Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2019 (Unaudited)

	% of Net
Industry	Assets	Value

Banks	2.88%	$365,600
Building Materials	2.36%	299,100
Chemicals	3.01%	381,870
Commercial Services	4.45%	563,920
Computers	12.73%	1,614,340
Distribution & Wholesale	5.64%	715,075
Electronics	5.15%	652,860
Energy - Alternate Sources	3.29%	417,000
Engineering & Construction	3.49%	442,090
Exchange - Traded Funds	5.70%	722,023
Healthcare - Products	3.26%	413,040
Healthcare - Services	3.25%	412,440
Home Builders	2.69%	341,000
Housewares	2.83%	358,120
Investment Companies	17.12%	2,170,592
Machinery - Diversified	7.73%	980,050
Oil & Gas	1.92%	244,000
Real Estate	3.55%	449,840
Retail	3.10%	392,725
Telecommunications	5.49%	696,475
Total	99.64%	$12,632,160

See Notes to Financial Statements.

Capital Management Funds
STATEMENTS OF ASSETS AND LIABILITIES

As of May 31, 2019 (Unaudited)	All-Cap Fund	Small-Cap Fund

Assets:
Investments, at cost	$23,635,805	$11,496,239
Investments, at value (note 1)	27,803,617	12,632,160
Receivables:
Investments sold	319,995	—
Dividends and interest	22,965	16,200
Prepaid expenses	49,419	47,206
Total assets	28,195,996	12,695,566

Liabilities:
Payables:
Due to advisor (note 3)	22,330	6,639
Due to administrator (note 3)	7,784	5,161
Due to Trustees	2,827	2,827
Other liabilities and accrued expenses	3,901	3,917
Total liabilities	36,842	18,544

Total Net Assets	$28,159,154	$12,677,022

Net Assets consist of:
Capital (par value and paid in surplus)	$22,506,554	$11,416,745
Total distributable earnings	5,652,600	1,260,277
Total Net Assets	$28,159,154	$12,677,022

Institutional Shares:
Institutional Shares Outstanding, $0.01 par value (unlimited shares authorized):	1,350,277	743,014
Net Assets - Institutional Shares	$28,159,154	$12,677,022
Net Asset Value, Maximum Offering and Redemption Price Per Share	$20.85	$17.06

See Notes to Financial Statements.

Capital Management Funds
STATEMENTS OF OPERATIONS

For the six month period ended May 31, 2019 (Unaudited)	All-Cap Fund	Small-Cap Fund

Investment income:
Dividends	$159,686	$58,802
Foreign withholding tax	(759)	—
Interest	35,271	16,601
Total investment income	194,198	75,403

Expenses:
Advisory fees (note 3)	141,311	67,992
Administration fees (note 3)	41,873	27,210
Legal fees	10,221	10,221
Audit and tax preparation fees	7,730	7,730
Trustees’ fees and meeting expenses	5,984	5,984
Other operating expenses	3,024	2,997
Custody fees	3,990	3,988
Securities pricing fees	2,992	1,795
Registration and filing fees	2,402	316
Total expenses	219,527	128,233
Less:
Advisory fees waived (note 3)	(7,964)	(26,305)
Net expenses	211,563	101,928

Net Investment Loss	(17,365)	(26,525)

Realized and unrealized gain (loss) on investments and options written:
Net realized gain on investments	1,600,541	264,818
Net realized gain on options written	21,115	19,136
Net change in unrealized depreciation on investments	(1,845,347)	(1,452,906)
Net change in unrealized appreciation on options written	—	225
Net realized and unrealized loss on investments and options written	(223,691)	(1,168,727)

Net Decrease in Net Assets Resulting from Operations	$(241,056)	$(1,195,252)

See Notes to Financial Statements.

Capital Management Funds
STATEMENTS OF CHANGES IN NET ASSETS

	All-Cap Fund

	For the Six Month Period Ended May 31, 2019	For the Year Ended November 30, 2018
	(Unaudited)
Increase (Decrease) in Net Assets From:
Operations:
Net investment loss	$(17,365)	$(140,453)
Net realized gain on investment transactions and options written	1,621,656	1,817,381
Net change in unrealized depreciation on investments	(1,845,347)	(3,158,131)
Net Decrease in Net Assets Resulting from Operations	(241,056)	(1,481,203)

Distributions to shareholders from:
Total distributable earnings
Institutional Shares	—	(1,785,484)
Decrease in Net Assets Resulting from Distributions	—	(1,785,484)

Capital Share Transactions: (note 7)
Institutional Shares
Shares sold	59,901	390,564
Shares from merger (note 8)	—	9,393,149
Shares from class exchange	—	555,651
Reinvested dividends and distributions	—	1,754,420
Shares repurchased	(962,311)	(917,274)
Investor Shares (1)
Shares repurchased	—	(25,265)
Share class exchange	—	(555,651)
Increase (Decrease) in Net Assets from Capital Share Transactions	(902,410)	10,595,594

Net Increase (Decrease) in Net Assets	(1,143,466)	7,328,907

Net Assets:
Beginning of year	29,302,620	21,973,713
End of year	$28,159,154	$29,302,620

(1) Effective March 30, 2018, Investor Shares were exchanged into the Institutional Shares.

See Notes to Financial Statements.

Capital Management Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Small-Cap Fund

	For the Six Month Period Ended May 31, 2019	For the Year Ended November 30, 2018
	(Unaudited)
Increase (Decrease) in Net Assets From:
Operations:
Net investment loss	$(26,525)	$(59,991)
Net realized gain on investment transactions and options written	283,954	923,393
Net change in unrealized depreciation on investments and options written	(1,452,681)	(1,342,581)
Net Decrease in Net Assets Resulting from Operations	(1,195,252)	(479,179)

Distributions to shareholders from:
Institutional Shares	—	(1,164,725)
Decrease in Net Assets Resulting from Distributions	—	(1,164,725)

Capital Share Transactions: (note 7)
Institutional Shares
Shares sold	10,262	100,977
Shares from class exchange	—	323,436
Reinvested dividends and distributions	—	1,148,431
Shares repurchased	(370,432)	(450,218)
Investor Shares (1)
Shares repurchased	—	(1,500)
Share class exchange	—	(323,436)
Increase (Decrease) in Net Assets from Capital Share Transactions	(360,170)	797,690

Net Decrease in Net Assets	(1,555,422)	(846,214)

Net Assets:
Beginning of year	14,232,444	15,078,658
End of year	$12,677,022	$14,232,444

(1) Effective March 30, 2018, Investor Shares were exchanged into the Institutional Shares.

See Notes to Financial Statements.

Capital Management Funds
FINANCIAL HIGHLIGHTS
For a share outstanding during each fiscal year/period ended

	All-Cap Fund

	Institutional Shares

	For the
	Six Month		For the Years Ended
	Period Ended		November 30,
	May 31, 2019		2018	2017	2016	2015	2014
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$21.00		$23.59	$22.88	$22.93	$22.40	$22.34

Investment Operations:

Net investment loss (a)	(0.01)		(0.12)	(0.09)	(0.08)	(0.07)	(0.04)
Net realized and unrealized gain (loss) on investment transactions	(0.14)		(1.11)	3.91	2.37	1.39	1.99
Total from investment operations	(0.15)		(1.23)	3.82	2.29	1.32	1.95

Less Distributions:
From net realized capital gains	—		(1.36)	(3.11)	(2.34)	(0.76)	(1.89)
From return of capital	—		—	—	—	(0.03)	—
Total distributions	—		(1.36)	(3.11)	(2.34)	(0.79)	(1.89)

Net Asset Value, End of Year/Period	$20.85		$21.00	$23.59	$22.88	$22.93	$22.40

Total Return (b)	(0.71	)%(d)	(5.18)%	16.78%	9.96%	5.91%	8.76%

Ratios/Supplemental Data
Net Assets, End of Year/Period (in 000’s)	$28,159		$29,303	$21,385	$18,616	$20,178	$19,081
Ratio of Gross Expenses to Average Net Assets (c)	1.55	%(e)	1.60%	1.65%	1.64%	1.58%	1.62%
Ratio of Net Expenses to Average Net Assets (c)	1.50	%(e)	1.49%	1.50%	1.50%	1.50%	1.50%
Ratio of Net Investment Loss to
Average Net Assets	(0.12	)%(e)	(0.50)%	(0.37)%	(0.33)%	(0.30)%	(0.18)%
Portfolio Turnover Rate	40.53	%(d)	74.94%	46.82%	38.89%	24.64%	22.46%

(a)	Net investment loss per share is based on average shares outstanding.

(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(c)	The expense ratios listed above reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).

(d)	Not annualized.

(e)	Annualized.

See Notes to Financial Statements.

Capital Management Funds

FINANCIAL HIGHLIGHTS

For a share outstanding during each fiscal year/period ended

	Small-Cap Fund

	Institutional Shares

	For the
	Six Month		For the Years Ended
	Period Ended		November 30,
	May 31, 2019		2018	2017	2016	2015	2014
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$18.65		$20.97	$19.92	$18.52	$21.50	$23.61

Investment Operations:

Net investment income (loss) (a)	(0.04)		(0.09)	0.06	0.16	0.20	(0.04)
Net realized and unrealized gain (loss) on investments	(1.55)		(0.57)	1.17	1.91	(2.72)	(0.25)
Total from investment operations	(1.59)		(0.66)	1.23	2.07	(2.52)	(0.29)

Less Distributions:
From net investment income	—		—	—	(0.09)	(0.20)	—
In excess of net investment income	—		—	—	—	—	(0.02)
From net realized capital gains	—		(1.66)	(0.18)	(0.58)	(0.26)	(1.80)
Total distributions	—		(1.66)	(0.18)	(0.67)	(0.46)	(1.82)

Net Asset Value, End of Year/Period	$17.06		$18.65	$20.97	$19.92	$18.52	$21.50

Total Return (b)	(8.53	)%(d)	(3.11)%	6.17%	11.23%	(11.72)%	(1.23)%

Ratios/Supplemental Data
Net Assets, End of Year/Period (in 000’s)	$12,677		$14,232	$14,740	$14,704	$13,837	$15,780
Ratio of Gross Expenses to Average Net Assets (c)	1.89	%(e)	1.90%	1.75%	1.78%	1.70%	1.68%
Ratio of Net Expenses to Average Net Assets (c)	1.50	%(e)	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of Net Investment Income (Loss) to
Average Net Assets	(0.39	)%(e)	(0.41)%	0.28%	0.83%	0.98%	(0.17)%
Portfolio Turnover Rate	33.03	%(d)	57.00%	41.35%	47.39%	30.91%	28.78%

(a)	Net investment income (loss) per share is based on average shares outstanding.

(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(c)	The expense ratios listed above reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).

(d)	Not annualized.

(e)	Annualized.

See Notes to Financial Statements

Capital Management Funds

Notes to Financial Statements (Unaudited)	May 31, 2019

1.	Organization and Significant Accounting Policies

The Wellington Shields All-Cap Fund and the Wellington Shields Small-Cap Fund, formerly, the Capital Management Mid-Cap Fund and Capital Management Small-Cap Fund, respectively, (collectively, the “Funds” and individually, the “All-Cap Fund” and “Small-Cap Fund”) are series of the Capital Management Investment Trust (the “Trust”), which was organized on October 14, 1994 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-ended management investment company. The Funds are each classified as a “diversified” company as defined in the 1940 Act.

The All-Cap Fund commenced operations on January 27, 1995. The investment objective of the Fund is to seek capital appreciation.

The Small-Cap Fund commenced operations on January 12, 1999. The investment objective of the Fund is to seek long-term capital appreciation, while current income is a secondary consideration in selecting portfolio investments.

The All-Cap Fund and Small-Cap Fund offer one class of shares (Institutional Shares).

The following accounting policies have been consistently followed by the Funds and are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) in the investment company industry. The Funds are investment companies that follow the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Investment Valuation

The Funds’ investments in securities are generally carried at their market value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Investment companies are valued at net asset value. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculation) or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under GAAP are described below:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for identical securities in inactive markets, prices for similar securities, interest rates, amortized cost, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Capital Management Funds

Notes to Financial Statements (Unaudited)	May 31, 2019

1.       Organization and Significant Accounting Policies (Continued)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables summarize the inputs used to value the Funds’ assets and liabilities measured at fair value as of May 31, 2019:

All-Cap Fund Assets: Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$23,953,531	$—	$23,953,531
Investment Companies	—	3,850,086	3,850,086
Total Assets	$23,953,531	$3,850,086	$27,803,617

Small-Cap Fund Assets: Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$9,739,545	$—	$9,739,545
Exchange-Traded Fund	722,023	—	722,023
Investment Companies	—	2,170,592	2,170,592
Totals	$10,461,568	$2,170,592	$12,632,160

(a)	As of and during the six month period ended May 31, 2019, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b)	All common stocks held in the Funds are Level 1 securities. For a detailed break-out of common stock by major industry classification, please refer to the Schedule of Investments.

There were no transfers between Levels during the six month period ended May 31, 2019. It is the Funds’ policy to recognize transfers at the end of the reporting period.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Trust is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Written Options

The All-Cap Fund and Small-Cap Fund may write covered call options on equity securities or futures contracts that the Funds are eligible to purchase to earn premium income, to assure a definite price for a security it has considered selling, or to close out options previously purchased. The Funds may write covered call options if, immediately thereafter, not more than 30% of its net assets would be committed to such transactions. A call option gives the holder (buyer) the right to purchase a security or futures contract at a specified price (the exercise price) at any time until a certain date (the expiration date). A call option is “covered” if a Fund owns the underlying security subject to the call option at all times during the option period. When a Fund writes a covered call option, it maintains in a segregated account with its custodian or as otherwise required by the rules of the exchange for the underlying security, cash or liquid portfolio securities in an amount not less than the exercise price at all times while the option is outstanding.

Capital Management Funds

Notes to Financial Statements (Unaudited)	May 31, 2019

1.       Organization and Significant Accounting Policies (Continued)

The writing of covered call options is considered to be a conservative investment technique. The Funds will receive a premium from writing a call option, which increases the Funds’ return in the event the option expires unexercised or is closed out at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option and the remaining term of the option. However, there is no assurance that a closing transaction can be effected at a favorable price. During the option period, the covered call writer has, in return for the premium received, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline.

Expenses

Each Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods approved annually by the Trustees.

Dividend Distributions

Dividends paid by the Funds derived from net investment income (if any) will generally be paid annually. Distributions from capital gains (if any) are generally declared and distributed annually. The Funds may also make a supplemental distribution subsequent to the end of its fiscal year. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported year. Actual results could differ from those estimates.

Federal Income Taxes

The Funds are considered personal holding companies as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Funds’ shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Funds are subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. Generally, provisions for income taxes are not included in the financial statements as the Funds intend to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

As of and during the six month period ended May 31, 2019, the Funds did not have a liability for any unrecognized tax expense. The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statements of Operations. As of May 31, 2019, the Funds did not incur any interest or penalties. As required, management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years (tax years ended November 30, 2015, November 30, 2016, November 30, 2017, November 30, 2018) and expected to be taken during the six month period ended May 31, 2019 and has concluded that no provision for income tax is required in these financial statements.

2.	Derivatives Transactions

Realized gains and losses on derivatives contracts entered into by the All-Cap Fund during the six month period ended May 31, 2019, are recorded in the following locations in the Statement of Operations:

Net realized gain on:	Location	Equity Contracts	Total
Call options written	Net realized gain on options written	$21,115	$21,115
		$21,115	$21 115

There were no derivatives outstanding at May 31, 2019 for the All-Cap Fund. The total notional amount of call options written by the All-Cap Fund during the six month period ended May 31, 2019 was $6,865,500.

Capital Management Funds

Notes to Financial Statements (Unaudited)	May 31, 2019

2. Derivatives	Transactions (Continued)

Realized and unrealized gains and losses on derivatives contracts entered into by the Small-Cap Fund during the six month period ended May 31, 2019, are recorded in the following locations in the Statement of Operations:

Net realized gain on:	Location	Equity Contracts	Total
Call options written	Net realized gain on options written	$19,136	$19,136
		$19,136	$19,136

Net change in unrealized appreciation on:	Location	Equity Contracts	Total
Call options written	Net unrealized appreciation on options written	$225	$225
		$225	$225

There were no derivatives outstanding at May 31, 2019 for the Small-Cap Fund. The total notional amount of call options written by the Small-Cap Fund during the six month period ended May 31, 2019 was $1,805,000.

3.	Advisory Fees and Other Transactions with Affiliates

Advisor

The All-Cap Fund and Small-Cap Fund pay a monthly advisory fee to Capital Management Associates, Inc. (“CMA”) based upon the average daily net assets of each Fund and calculated at the annual rates as shown in Table 1 provided below. CMA has entered into contractual agreements (“Expense Limitation Agreements”) with the Funds under which it has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in amounts that limit the Funds’ total operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, payments, if any, under a Rule 12b-1 Plan, and Acquired Fund Fees and Expenses) to not more than a specified percentage of the average daily net assets of the Funds. The contractual agreements cannot be terminated prior to April 1, 2020 without the Trust’s Board of Trustees’ approval. There can be no assurance that the Expense Limitation Agreements will continue in the future. Subject to approval by the Board of Trustees, CMA may be able to recoup fees waived and expenses assumed within a three year period from reimbursement, provided the Funds have reached a sufficient asset size to permit such reimbursements to be made without causing the total annual expense ratios of the Funds to exceed the percentage limits. In addition, the total assets of the All-Cap Fund and the Small-Cap Fund must exceed $10 million in order to permit any recoupments be paid to CMA. A breakout of the recoupable fees for the previous three years are listed below in Table 2. CMA may recapture the amounts no later than November 30 of the corresponding year listed below. The expense limitation percentages, as well as the advisory fees waived for the six month period ended May 31, 2019, are included in Table 3 and Table 4, respectively.

Table 1
Advisory Fees	Rates
Average Net Assets	All-Cap Fund	Small-Cap Fund
First $100 million	1.00%	1.00%
Next $150 million	0.90%	0.90%
Next $250 million	0.85%	0.85%
Over $500 million	0.80%	0.80%

Capital Management Funds

Notes to Financial Statements (Unaudited)	May 31, 2019

3.	Advisory Fees and Other Transactions with Affiliates (continued)

Table 2
Fund	2022	2021	2020	2019
All-Cap Fund	$7,964	$18,883	$28,504	$25,601
Small-Cap Fund	26,305	26,997	37,434	38,487

Table 3
Expense Limitation Ratios	All-Cap Fund	Small-Cap Fund
Institutional Class	1.50%	1.50%

Table 4
Advisory Fees Waived
All-Cap Fund	$7,964
Small-Cap Fund	26,305

Administrator

M3Sixty Administration, LLC (“M3Sixty” or the “Administrator”) serves as the Administrator, Fund Accountant and Transfer Agent for the Trust pursuant to a written agreement with the Trust. M3Sixty provides day-to-day operational services to the Funds including, but not limited to, accounting, administrative, dividend disbursing, transfer agent and registrar services. For M3Sixty’s services to the Funds, the All-Cap and Small-Cap Funds paid M3Sixty $41,873 and $27,210, respectively, including out of pocket expenses, during the six month period ended May 31, 2019. These amounts are included in Administration fees on the Statements of Operations.

Distributor

Wellington Shields & Co., LLC (the “Distributor”) is the Funds’ principal underwriter and distributor. The Distributor is also the introducing broker-dealer and is used by the Funds for their investment transactions. For the six month period ended May 31, 2019, there were commissions on investment transactions paid to the Distributor of $11,260 and $9,930 for the All-Cap Fund and Small-Cap Fund, respectively.

Certain Trustees and officers of the Trust are also officers of the Advisor, the Administrator or the Distributor.

4.	Purchases and Sales of Investment Securities

For the six month period ended May 31, 2019, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Fund	Purchases of Securities	Proceeds from Sales of Securities
All-Cap Fund	$10,123,899	$11,934,069
Small-Cap Fund	3,927,073	4,584,282

There were no purchases or sales of long-term U.S. Government Obligations during the six month period ended May 31, 2019.

Capital Management Funds

Notes to Financial Statements (Unaudited)	May 31, 2019

5.	Federal Income Tax

The information shown in the tables below represent: (1) tax components of capital as of November 30, 2018, (2) unrealized appreciation or depreciation of investments for federal income tax purposes, as of November 30, 2018, (3) post-October and post-December loss deferrals as of November 30, 2018 (4) tax reclassifications of permanent book/tax differences and (5) distributions the Funds paid under federal income tax regulations. These amounts are determined only at the end of each fiscal year

Table 1	Undistributed		Capital Loss Carryforwards (Non-expiring)	Deferred		Net Tax Appreciation (Depreciation)
	Long- Term Gains	Ordinary Income		Post- October Losses	Post- December Losses		Distributable Earnings, Net
All-Cap Fund	$53,423	$ —	$ —	$ —	$(139,680)	$ 5,979,913	$ 5,893,656
Small-Cap Fund	—	—	—	(73,082)	(59,991)	2,588,602	2,455,529

The aggregate cost of investments and the composition of gross unrealized appreciation and gross unrealized depreciation of investment securities for federal income tax purposes as of May 31, 2019 are noted below.

Table 2	Federal Tax Cost	Aggregate Gross Unrealized
		Appreciation	Depreciation	Net Unrealized Appreciation
All-Cap Fund	$ 23,669,051	$ 5,022,950	$ (888,384)	$ 4,134,566
Small-Cap Fund	11,496,239	1,877,377	(741,456)	1,135,921

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year. The Funds carryforward losses, post-October losses and post-December losses are determined only at the end of each fiscal year and are reflected in the chart below.

Table 3	Post-October Losses		Post-December Losses
	Deferred	Utilized	Deferred	Utilized
All-Cap Fund	$—	$—	$139,680	$76,814
Small-Cap Fund	73,082	—	59,991	—

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, deferral of post-October losses, deferral of post-December losses, foreign currency transactions, flow through income and deferred passive losses from limited partnerships and net investment losses. Permanent differences such as tax returns of capital, capital gains retained and net investment losses, if any, would be reclassified against capital. For the fiscal year ended November 30, 2018, the Funds reclassified the following on the Statements of Assets and Liabilities.

Table 4
	Net Investment Loss	Net Realized Loss	Capital
All-Cap Fund	$77,587	$(261,195)	$183,608
Small-Cap Fund	—	—	—

Capital Management Funds

Notes to Financial Statements (Unaudited)	May 31, 2019

5.	Federal Income Tax (Continued)

The Funds paid the following distributions for the six month period ended May 31, 2019 and the year ended November 30, 2018.

Table 5	For the Six Month Period Ended May 31, 2019 Distributions from			For the Fiscal Year Ended November 30, 2018 Distributions from
	Long-Term Capital Gain	Ordinary Income	Return of Capital	Long-Term Capital Gain	Ordinary Income	Return of Capital
	Long-Term Capital Gain	Ordinary Income	Return of Capital	Long-Term Capital Gain	Ordinary Income	Return of Capital
All-Cap Fund	$—	$—	$—	$1,636,248	$149,236	$—
Small-Cap Fund	—	—	—	1,164,725	—	—

6.	Capital Share Transactions

	All-Cap Fund
	Institutional Shares		Investor Shares
	For the Six Month Period Ended May 31, 2019	For the Fiscal Year Ended November 30, 2018	For the Six Month Period Ended May 31, 2019	For the Fiscal Year Ended November 30, 2018
Transactions in Capital Shares
Shares sold	2,924	16,362	—	—
Shares from mergers	—	402,989	—	—
Shares from exchange	—	23,837	—	—
Reinvested distributions	—	83,903	—	—
Shares repurchased	(47,888)	(38,403)	—	(1,380)
Shares exchanged	—	—	—	(31,199)
Net Increase (Decrease) in Capital Shares	(44,964)	488,688	—	(32,579)
Shares Outstanding, Beginning of Period	1,395,241	906,553	—	32,579
Shares Outstanding, End of Period	1,350,277	1,395,241	—	—

	Small-Cap Fund
	Institutional Shares		Investor Shares
	For the Six Month Period Ended May 31, 2019	For the Fiscal Year Ended November 30, 2018	For the Six Month Period Ended May 31, 2019	For the Fiscal Year Ended November 30, 2018
Transactions in Capital Shares
Shares sold	599	4,713	—	—
Shares from exchange	—	16,032	—	—
Reinvested distributions	—	61,877	—	—
Shares repurchased	(20,875)	(22,238)	—	(83)
Shares exchanged	—	—	—	(17,227)
Net Increase (Decrease) in Capital Shares	(20,276)	60,384	—	(17,310)
Shares Outstanding, Beginning of Period	763,290	702,906	—	17,310
Shares Outstanding, End of Period	743,014	763,290	—	—

Capital Management Funds

Notes to Financial Statements (Unaudited)	May 31, 2019

7.	Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust entered into contracts with its vendors, on behalf of the Funds, and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. The Funds expect that risk of loss to be remote.

8.	Recent Accounting Pronouncements

In March 2017, the FASB issued ASU No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continue to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (ASU) No. 2018-13 “Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement” (“ASU 2018-13”) which includes amendments intended to improve the effectiveness of disclosures in the notes to financial statements. For example, ASU 2018-13 includes additional disclosures regarding the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and clarifications to the narrative description of measurement uncertainty disclosures. ASU 2018-13 is effective for interim and annual periods beginning after December 15, 2019. Management is currently evaluating the impact that ASU 2018- 13 will have on the Fund’s financial statements and related disclosures.

9.	Subsequent Events

Effective July 13, 2019, Premier Fund Solutions, Inc. has replaced M3Sixty as Administrator to the Funds and Mutual Shareholder Services, LLC has replaced M3Sixty as the Funds’ accounting services and transfer agent.

Management has evaluated the impact of all subsequent events of the Funds through the date the financial statements were issued, and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

Capital Management Funds

Additional Information (Unaudited)

1.	Additional Information about Trustees and Officers (Continued)

The Trustees are responsible for the management and supervision of each Fund. The Trustees set broad policies for each Fund and choose each Fund’s officers. The Trustees also approve all significant agreements between the Trust, on behalf of each Fund, and those companies that furnish services to each Fund; review performance of the Advisor and each Fund; and oversee activities of each Fund. Generally, each Trustee and officer serves an indefinite term or until certain circumstances occur such as their resignation, death, or otherwise as specified in the Trust’s organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust’s organizational documents. The following chart shows information for each Trustee, including the Trustees who are not “interested persons” as defined in the 1940 Act (“Independent Trustees”) and the Trustees who are “interested persons” as defined in the 1940 Act (“Interested Trustees”), as well as each officer of the Trust. The address of each Trustee and officer, unless otherwise indicated, is 140 Broadway, 44th Floor, New York, New York 10005.

Remuneration Paid to Trustees and Officers—Officers of the Trust and Trustees who are “interested persons” of the Trust or the Advisor will receive no salary or fees from the Trust. Each Trustee who is not an “interested person” receives a fee of $2,000 each year plus $500 per Fund per meeting attended in person and $300 per Fund per meeting attended by telephone. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings. The Statement of Additional Information for each Fund includes additional information about the Trustees and Officers and is available, without charge, upon request by calling the Funds toll-free at 1-888-626-3863.

Name of Trustee(a)	Aggregate Compensation per Fund From All-Cap and Small-Cap Funds(b)	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Funds and Trust Paid to Trustees*
Independent Trustees
Lucius E. Burch, III(c)	$ 800	None	None	$ 800
Paul J. Camilleri	$ 1,500	None	None	$ 1,500
Anthony J. Walton(d)	$ 800	None	None	$ 800
Interested Trustees
David V. Shields(c)	None	None	None	None

(a) Each of the Trustees serves as a Trustee to the two Funds of the Trust.

(b) Figures are for the six month period ended May 31, 2019.

(c) Mr. Burch and Mr. Shields resigned as Trustees on April 10, 2019

(d) Mr. Walton passed away in January, 2019.

2.	Proxy Voting Policies and Voting Record

A copy of the Trust’s Proxy Voting and Disclosure Policy and each Advisor’s Proxy Voting and Disclosure Policy are included as Appendix A to each Fund’s Statement of Additional Information, which are available, without charge, upon request, by calling 1-888-626-3863 and on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling the Funds at the number above and (2) on the SEC’s website at http://www.sec.gov.

3.	Quarterly Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov.The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the Funds’ Forms N-Q are also available, without charge, by calling the Funds at 1-888-626-3863.

Capital Management Funds

Additional Information (Unaudited)

4.	Tax Information

We are required to advise you within 60 days of the Funds’ fiscal year-end regarding the federal tax status of certain distributions received by shareholders during each fiscal year. The Funds did not pay any distributions during the six month period ended May 31, 2019.

Individual shareholders are eligible for reduced tax rates on qualified dividend income. For the purposes of computing the dividends eligible for reduced tax rates, all of the dividends paid by the funds from ordinary income earned during the fiscal year are considered qualified dividend income.

Corporate shareholders may exclude up to 70% of qualifying dividends. For the purposes of computing this exclusion, all of the dividends paid by the funds from ordinary income earned during the fiscal year represent qualifying dividends.

Dividends and distributions received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plans may need this information for their annual information reporting.

The tax information above is reported from the Funds’ fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2020 to determine the calendar year amounts to be included on their 2019 tax returns. Shareholders should consult their own tax advisors.

The Capital Management Funds

are series of the Capital Management Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Documented:	Documented:

M3Sixty Administration, LLC	Capital Management Associates, Inc.
4300 Shawnee Mission Pkwy	140 Broadway
Suite 100	New York, NY 10005
Fairway, KS 66205

Toll-Free Telephone:	Toll-Free Telephone:

1-888-626-3863	1-888-626-3863

ITEM 2.	CODE OF ETHICS.

Not applicable at this time.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENT

Included in Semi-Annual Report to shareholders filed under item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Funds are open-end management investment companies.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable as the Funds are open-end management investment companies.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable as the Funds are open-end management investment companies.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Funds are open-end management investment companies.

ITEM 13.	EXHIBITS

(1)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(2)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Capital Management Investment Trust

By W. Jameson McFadden	/s/ W. Jameson McFadden
President, Principal Executive Officer and Principal Financial Officer
Date: July 12, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By W. Jameson McFadden	/s/ W. Jameson McFadden
President, Principal Executive Officer and Principal Financial Officer
Date: July 12, 2019